LEASE OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2024	Sep. 30, 2023	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Right-of-Use Asset				$ 365,246	$ 689,688	$ 102,349
Operating Lease, Liability				$ 1,213,449	$ 1,210,814	$ 102,349
Operating Lease, Weighted Average Discount Rate, Percent				10.00%	10.00%	6.00%
Corporate Office and Distribution Center [Member]
Operating Lease, Expense			$ 12,000
Operating Lease, Right-of-Use Asset			31,597
Operating Lease, Liability			$ 170,002
Operating Lease, Weighted Average Discount Rate, Percent			10.00%
Showroom Space [Member]
Operating Lease, Expense	$ 13,261	$ 25,000
Operating Lease, Right-of-Use Asset	425,634	658,091
Operating Lease, Liability	$ 425,634	$ 1,040,812
Operating Lease, Weighted Average Discount Rate, Percent	10.00%	10.00%